ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	6 Months Ended
Mar. 31, 2026
Payables and Accruals [Abstract]
SCHEDULE OF ACCRUED AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following as of March 31, 2026 and September 30, 2025 (in thousands):

	March 31, 2026	September 30, 2025
Other accounts payable	¥31,492	¥34,634
Accrued expenses	109,397	90,126
Accrued vacation	8,970	9,785
Accrued consumption Taxes (VAT)	11,707	-
Deposits received	10,441	4,744
Others	12,102	2
Total	¥184,109	¥139,291